Condensed Statements of Profit or Loss and Other Comprehensive Loss (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
General and administrative	$ (4,556,683)	$ (1,076,238)	$ (6,250,780)	$ (2,197,893)
Interest income from affiliates		158,113	302,808	314,488
Financing costs	(5,808,977)	(12,134,876)	(11,371,356)	(17,636,918)
Transaction-related costs	(6,804)	(53,342)	(6,179,179)	(55,074)
Profit before taxes	12,970,820	(2,954,557)	(30,181,608)	8,569,938
Income tax expense	(539,160)	(1,807,943)	(3,846,518)	(2,759,558)
Comprehensive income (loss)	$ 12,431,660	$ (4,762,500)	$ (34,028,126)	$ 5,810,380
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
General and administrative					$ (8,508,862)	$ (4,609,195)	$ (5,394,201)
Financing costs					(31,111,064)	(11,766,726)	(9,799,558)
Transaction-related costs					(6,150,988)	(306,059)	(1,367,647)
Profit before taxes					12,136,627	13,677,740	17,426,088
Income tax expense					(4,980,622)	(2,236,507)	(8,756,703)
Comprehensive income (loss)					7,156,005	11,441,233	8,669,385
Parent [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Dividend income					18,210,046
General and administrative					(2,878,896)	(498,457)	(429,990)
Interest income from affiliates					694,628	632,490	626,047
Financing costs					(718,844)	(1,226,265)	(584,487)
Transaction-related costs					(6,128,965)
Other income (expense), net					61,530	(4,875)	(1,187,272)
Profit before taxes					9,239,499	(1,097,107)	(1,575,702)
Income tax expense					(2,745,090)
Comprehensive income (loss)					$ 6,494,409	$ (1,097,107)	$ (1,575,702)